Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic Information [Abstract]
Schedule of Property and Equipment, Net by Geographic Area	Property and equipment, net by geographic area consisted of the following:
	December 31,
	2023	2022
Israel	2,344	2,500
Belgium	-	997
Total property and equipment, net	2,344	3,497